Columbia Real Estate Equity Fund
First Quarter Report
March 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Real Estate 96.6%
Data Center REITs 12.7%
Digital Realty Trust, Inc.	24,649	4,441,996
Equinix, Inc.(a)	12,519	12,271,625
Total		16,713,621
Diversified REITs 2.8%
American Assets Trust, Inc.	5,544	102,065
Federal Realty Investment Trust	31,953	3,393,728
Global Net Lease, Inc.	21,236	198,769
Total		3,694,562
Health Care REITs 21.1%
Alexandria Real Estate Equities, Inc.	19,126	887,829
American Healthcare REIT, Inc.	44,514	2,099,280
CareTrust REIT, Inc.	59,426	2,177,963
Diversified Healthcare Trust	23,404	155,403
Healthpeak Properties, Inc.	78,851	1,295,522
LTC Properties, Inc.	5,700	211,812
Medical Properties Trust, Inc.	54,003	250,034
National Health Investors, Inc.	5,215	421,685
Sila Realty Trust, Inc.	6,091	144,235
Ventas, Inc.	50,932	4,165,219
Welltower, Inc.(a)	81,050	16,024,395
Total		27,833,377
Hotel & Resort REITs 3.6%
Apple Hospitality REIT, Inc.	29,200	336,092
DiamondRock Hospitality Co.	25,400	237,998
Host Hotels & Resorts, Inc.	143,000	2,739,880
Park Hotels & Resorts, Inc.	22,090	232,608
Pebblebrook Hotel Trust	11,756	148,478
Ryman Hospitality Properties, Inc.	6,782	625,775
Service Properties Trust	28,700	38,889
Sunstone Hotel Investors, Inc.	26,900	242,369
Xenia Hotels & Resorts, Inc.	9,964	147,766
Total		4,749,855
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 14.3%
Americold Realty Trust, Inc.	30,919	354,332
EastGroup Properties, Inc.	11,158	2,065,234
First Industrial Realty Trust, Inc.	13,647	789,479
Innovative Industrial Properties, Inc.	4,500	225,720
LXP Industrial Trust	27,919	1,291,533
Prologis, Inc.(a)	100,090	13,229,896
STAG Industrial, Inc.	23,200	836,592
Total		18,792,786
Multi-Family Residential REITs 8.2%
AvalonBay Communities, Inc.(a)	15,395	2,514,773
Camden Property Trust	12,177	1,189,206
Centerspace	2,579	148,163
Elme Communities	12,200	24,522
Equity Residential	58,185	3,441,643
Essex Property Trust, Inc.(a)	7,244	1,753,048
Independence Realty Trust, Inc.	103,644	1,543,259
Veris Residential, Inc.	12,100	228,327
Total		10,842,941
Office REITs 1.7%
Cousins Properties, Inc.	18,029	406,914
Douglas Emmett, Inc.	17,541	165,236
Easterly Government Properties, Inc.	4,765	102,114
Empire State Realty Trust, Inc., Class A	15,998	83,190
Hudson Pacific Properties, Inc.(b)	4,271	25,242
NET Lease Office Properties	2,147	24,733
Piedmont Realty Trust, Inc.(b)	5,645	37,088
SL Green Realty Corp.	7,629	281,815
Vornado Realty Trust	41,741	1,084,849
Total		2,211,181
Other Specialized REITs 5.4%
Four Corners Property Trust, Inc.	13,700	324,005
Gaming and Leisure Properties, Inc.	30,909	1,371,432
Iron Mountain, Inc.	31,228	3,189,628
Lamar Advertising Co., Class A	10,014	1,268,373
Millrose Properties, Inc.	15,900	445,200
Outfront Media, Inc.	16,584	439,476

Columbia Real Estate Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Safehold, Inc.	6,288	85,077
Total		7,123,191
Real Estate Development 0.8%
Janus Living, Inc., Class A1(b)	45,645	1,075,853
Retail REITs 15.4%
Acadia Realty Trust	17,300	330,776
Brixmor Property Group, Inc.	32,685	941,328
Curbline Properties Corp.	87,077	2,245,716
Getty Realty Corp.	6,400	203,520
InvenTrust Properties Corp.	72,200	2,199,212
Kimco Realty Corp.	71,099	1,597,595
Kite Realty Group Trust	23,330	572,751
Macerich Co. (The)	135,090	2,553,201
NetSTREIT Corp.	9,187	172,991
NNN REIT, Inc.	21,316	895,911
Phillips Edison & Co., Inc.	14,130	528,745
Realty Income Corp.	56,377	3,449,145
Simon Property Group, Inc.(a)	24,543	4,578,006
Total		20,268,897
Self Storage REITs 5.8%
CubeSmart	24,470	896,826
Extra Space Storage, Inc.(a)	23,265	3,050,739
National Storage Affiliates Trust	8,530	321,922
Public Storage	12,663	3,430,153
Total		7,699,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 4.0%
Equity LifeStyle Properties, Inc.	46,093	2,877,125
Invitation Homes, Inc.	94,325	2,343,976
Total		5,221,101
Telecom Tower REITs 0.8%
American Tower Corp.	5,800	1,000,964
Total Real Estate		127,227,969
Total Common Stocks (Cost: $90,498,976)		127,227,969

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	3,949,982	3,948,402
Total Money Market Funds (Cost: $3,948,394)		3,948,402
Total Investments in Securities (Cost $94,447,370)		131,176,371
Other Assets & Liabilities, Net		550,583
Net Assets		$131,726,954
At March 31, 2026, securities and/or cash totaling $17,030,651 were pledged as collateral.
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	03/21/2029	USD	19,132,670	(246,050)	86,546	—	(159,504)
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Columbia Real Estate Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2026 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Broadstone Net Lease, Inc.	56,141	1,102,048	(76,352)	47.9
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	34,214	640,144	15,396	(9.7)
Industrial REITs
Rexford Industrial Realty, Inc.	27,974	974,055	(58,466)	36.7
Lineage, Inc.	7,452	277,587	(33,459)	21.0
Office REITs
Highwoods Properties, Inc.	13,385	287,242	(669)	0.4
BXP, Inc.	32,193	1,683,372	(12,555)	7.9
Other Specialized REITs
Gaming and Leisure Properties, Inc.	82,935	3,941,901	(262,075)	164.3
Retail REITs
Realty Income Corp.	22,020	1,429,538	(82,355)	51.6
Single-Family Residential REITs
Invitation Homes, Inc.	75,020	1,883,752	(19,505)	12.2
Total		12,219,639	(530,040)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	(14,567)	(1,044,891)	54,918	(34.4)
Health Care REITs
Omega Healthcare Investors, Inc.	(4,185)	(190,849)	7,462	(4.7)
Sabra Health Care REIT, Inc.	(58,100)	(1,198,609)	81,346	(51.0)
Healthcare Realty Trust, Inc.	(40,137)	(728,487)	46,559	(29.2)
Office REITs
Kilroy Realty Corp.	(21,727)	(622,696)	9,777	(6.1)
Other Specialized REITs
EPR Properties	(3,860)	(217,125)	24,279	(15.2)
Retail REITs
Regency Centers Corp.	(16,923)	(1,309,671)	29,277	(18.4)
Single-Family Residential REITs
American Homes 4 Rent, Class A	(56,244)	(1,600,704)	30,372	(19.0)
Total		(6,913,032)	283,990

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/04/2027	USD	3,867,181	(216,797)	2,561	—	(214,236)
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Real Estate Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2026 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	62,767	2,071,939	(166,332)	77.6
Office REITs
Brandywine Realty Trust	28,300	82,070	(5,377)	2.5
Single-Family Residential REITs
Sun Communities, Inc.	8,228	1,110,368	(73,970)	34.5
Total		3,264,377	(245,679)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Retail REITs
Tanger, Inc.	(16,890)	(602,804)	28,882	(13.5)
Total		(602,804)	28,882

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and OBFR on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and OBFR plus a spread of 46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	14,591,507	219,336	(78,717)	140,619	—
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Office REITs
Vornado Realty Trust	30,698	779,729	18,112	12.9
Retail REITs
Agree Realty Corp.	46,492	3,498,523	6,044	4.3
Self Storage REITs
SmartStop Self Storage REIT, Inc.	45,644	1,488,907	(106,807)	(76.0)
Total		5,767,159	(82,651)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
RLJ Lodging Trust	(250,951)	(1,894,680)	32,624	23.2
Industrial REITs
Terreno Realty Corp	(21,188)	(1,334,420)	33,053	23.5
Multi-Family Residential REITs
UDR, Inc.	(10,456)	(372,547)	19,343	13.8
Office REITs
Corporate Office Properties Trust	(19,808)	(633,262)	27,137	19.3
JBG Smith Properties	(31,328)	(444,858)	(12,845)	(9.1)
Other Specialized REITs
VICI Properties, Inc.	(23,536)	(673,600)	30,597	21.8
Columbia Real Estate Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2026 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Retail REITs
Urban Edge Properties	(119,938)	(2,499,508)	103,147	73.4
Telecom Tower REITs
Crown Castle International Corp.	(11,100)	(971,472)	68,931	49.0
Total		(8,824,347)	301,987

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.640%
OBFR	Overnight Bank Funding Rate	3.640%
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	2,165,366	10,158,933	(8,375,862)	(35)	3,948,402	(120)	28,482	3,949,982
Abbreviation Legend
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Real Estate Equity Fund  | 2026

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1QT212_(05/26)